Condensed Statement of Cash Flows in the Consolidated Group (unaudited) - SEK (kr) kr in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025
Operating activities
Operating profit		kr 1,091		kr 928	kr 1,491
Adjustments for non-cash items in operating profit		(228)		289	1,053
Income tax paid		(327)		(326)	(606)
Changes in assets and liabilities from operating activities		10,226		(17,670)	(9,813)
Cash flow from operating activities		10,762		(16,779)	(7,875)
Investing activities
Capital expenditures		(4)		(36)	(45)
Cash flow from investing activities		(4)		(36)	(45)
Financing activities
Change in senior debt		933		24,131	19,544
Derivatives, net		(3,712)		(4,745)	(7,249)
Dividend, paid		(473)		(1,673)	(1,673)
Payment of lease liability		(15)		(14)	(29)
Cash flow from financing activities		(3,267)		17,699	10,593
Cash flow for the period		7,491		884	2,673
Cash and cash equivalents at beginning of the period		7,259	[1]	5,219	5,219
Exchange-rate differences on cash and cash equivalents		438		(514)	(633)
Cash and cash equivalents at end of the period	[1]	kr 15,188		kr 5,589	kr 7,259

[1]
1 Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.